Revenues (Shedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total Revenues	$ 636,080	$ 663,237	$ 668,362
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	474,631	587,477	594,817
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	161,449	75,760	73,545
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	430,746	456,504	474,286
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	430,746	456,504	474,286
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	205,334	206,733	194,076
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	43,885	130,973	120,531
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	161,449	75,760	73,545
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	415,862	409,741	413,326
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	257,119	251,589	263,212
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	158,743	158,152	150,114
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	124,967	147,162	148,279
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	98,693	119,151	123,616
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	26,274	28,011	24,663
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	95,251	106,334	106,757
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	74,934	85,764	87,458
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 20,317	$ 20,570	$ 19,299